Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Mar. 31, 2026	Mar. 31, 2025
United States of America, Dollars | Period-end spot rate [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange rates	1	1
United States of America, Dollars | Average rate for six months period [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange rates	1	1
Canada, Dollars | Period-end spot rate [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange rates	1.3953	1.4379
Canada, Dollars | Average rate for six months period [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange rates	1.3828	1.4168